Operating segments (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Operating segments
Number of geographic segments | segment		2
Total operating revenues		$ 2,847,190	$ 2,200,300	[1]	$ 1,074,986	[1]
Non-derivative financial instruments	[1]		(21,378)		(19,408)
Domestic
Operating segments
Total operating revenues		1,909,744	1,661,927		800,525
United States of America
Operating segments
Total operating revenues		758,609	509,976		271,899
Central America and South America
Operating segments
Total operating revenues		178,837	$ 49,775		$ 21,970
International customers
Operating segments
Total operating revenues		$ 377,695
Percentage of total revenues from external customers			67.00%

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.